Financial Assets and Financial Liabilities - VTB Facilities - Additional Information (Detail) ₽ in Millions, € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Apr. 30, 2020 RUB (₽)	Apr. 30, 2020	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)		Dec. 31, 2018 RUB (₽)	[1]	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 RUB (₽)	Sep. 30, 2020 RUB (₽)	Jul. 31, 2020 RUB (₽)
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			₽ 303,810	₽ 377,411
Finance income			3,504	590	[1]	₽ 33,943
Borrowings, maturity		March 2027 with the option of further extension by three years more if the extension conditions are met
VTB US dollar denominated credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Credit Facility Available Amount			1,349						$ 18
VTB New ruble denominated credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings											₽ 870
VTB [member]
Disclosure of detailed information about borrowings [line items]
Consideration received	₽ 51,113
VTB [member] | VTB New ruble denominated credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings											₽ 2,500	₽ 5,000
Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			164,092	247,419
Russian rubles [member] | VTB New ruble denominated credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings										₽ 58,507
Russian rubles [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			₽ 63,313	99,411
Russian rubles [member] | VTB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			3.70%					3.70%	3.70%
Russian rubles [member] | VTB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			5.80%					5.80%	5.80%
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			₽ 29,576	44,725
U.S. dollars [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			18,135	27,256
Euro [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			110,142	85,267
Euro [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			₽ 85,898	66,145
Euro [member] | VTB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			5.30%					5.30%	5.30%
Euro [member] | VTB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			5.70%					5.70%	5.70%
VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Finance income			₽ 2,796
VTB facilities [member] | Maturity 2027 with a further extension until 2030 [member] | Pre-export facility [member] | Euro Denominated Contracts [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			81,318					€ 897
VTB facilities [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			63,313	99,411
VTB facilities [member] | U.S. dollars [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings			₽ 18,135	₽ 27,256
Borrowings interest rate			7.20%					7.20%	7.20%
US dollar denominated facilities of SKCC [Member]
Disclosure of detailed information about borrowings [line items]
Maximum amount of borrowings			₽ 24,157						$ 327
Borrowings, maturity		Until 2027 with a further extension until 2030

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).